Organization	12 Months Ended
Dec. 31, 2010
Organization [Abstract]
Organization
NOTE 1 — Organization
Apartment Investment and Management Company, or Aimco, is a Maryland corporation incorporated on January 10, 1994. We are a self-administered and self-managed real estate investment trust, or REIT. Our principal financial objective is to provide predictable and attractive returns to our stockholders. Our business plan to achieve this objective is to:
•
own and operate a broadly diversified portfolio of primarily class “B/B+” assets (defined below) with properties concentrated in the 20 largest markets in the United States (as measured by total apartment value, which is the estimated total market value of apartment properties in a particular market);

•
improve our portfolio by selling assets with lower projected returns and reinvesting those proceeds through the purchase of new assets or additional investment in existing assets in our portfolio, including increased ownership or redevelopment; and

•	provide financial leverage primarily by the use of non-recourse, long-dated, fixed-rate property debt and perpetual preferred equity.
As of December 31, 2010, we:
•	owned an equity interest in 219 conventional real estate properties with 68,972 units;
•	owned an equity interest in 228 affordable real estate properties with 26,540 units; and
•
provided services for or managed 27,182 units in 321 properties, primarily pursuant to long-term asset management agreements. In certain cases, we may indirectly own generally less than one percent of the operations of such properties through a syndication or other fund.

Of these properties, we consolidated 217 conventional properties with 67,668 units and 182 affordable properties with 22,207 units. These conventional and affordable properties generated 88% and 12%, respectively, of our proportionate property net operating income (as defined in Note 17) during the year ended December 31, 2010. Any reference to the number of properties or units is unaudited.
For conventional assets, we focus on the ownership of primarily B/B+ assets. We measure conventional property asset quality based on average rents of our units compared to local market average rents as reported by a third-party provider of commercial real estate performance and analysis, with A-quality assets earning rents greater than 125% of local market average, B-quality assets earning rents 90% to 125% of local market average and C-quality assets earning rents less than 90% of local market average. We classify as B/B+ those assets earning rents ranging from 100% to 125% of local market average. Although some companies and analysts within the multifamily real estate industry use asset class ratings of A, B and C, some of which are tied to local market rent averages, the metrics used to classify asset quality as well as the timing for which local markets rents are calculated may vary from company to company. Accordingly, our rating system for measuring asset quality is neither broadly nor consistently used in the multifamily real estate industry.
Through our wholly-owned subsidiaries, AIMCO-GP, Inc. and AIMCO-LP Trust, we own a majority of the ownership interests in AIMCO Properties, L.P., which we refer to as the Aimco Operating Partnership. As of December 31, 2010, we held an interest of approximately 93% in the common partnership units and equivalents of the Aimco Operating Partnership. We conduct substantially all of our business and own substantially all of our assets through the Aimco Operating Partnership. Interests in the Aimco Operating Partnership that are held by limited partners other than Aimco are referred to as “OP Units.” OP Units include common partnership units, high performance partnership units and partnership preferred units, which we refer to as common OP Units, High Performance Units and preferred OP Units, respectively. At December 31, 2010, 117,642,872 shares of our Common Stock were outstanding and the Aimco Operating Partnership had 8,470,013 common partnership units and equivalents outstanding for a combined total of 126,112,885 shares of Common Stock, common partnership units and equivalents outstanding.
Except as the context otherwise requires, “we,” “our,” “us” and the “Company” refer to Aimco, the Aimco Operating Partnership and their consolidated entities, collectively.